Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of December 31, 2023 and 2022 intangible assets are detailed as follows:
	Useful Life		Average remaining amortization period		Gross balance		Accumulated Amortization		Net balance
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	5	5	322,174	263,294	(184,970)	(156,674)	137,204	106,620
Total					395,137	336,257	(224,523)	(196,227)	170,614	140,030

Schedule of Changes in Intangible Assets	Changes in intangible assets during the year 2023 and 2022 are as follows:
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2023	16,714	56,249	263,294	336,257
Acquisitions	—	—	59,955	59,955
Disposals/write-downs	—	—	(1,050)	(1,050)
Reclassification	—	—	—	—
Impairment (*)	—	—	(25)	(25)
Total	16,714	56,249	322,174	395,137

Accumulated Amortization
Balance as of January 1, 2023	—	(39,553)	(156,674)	(196,227)
Amortization for the year (**)	—	—	(29,346)	(29,346)
Disposals/write-downs	—	—	1,050	1,050
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	—	(39,553)	(184,970)	(224,523)

Balance as of December 31, 2023	16,714	16,696	137,204	170,614
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	16,714	56,249	209,458	282,421
Acquisitions	—	—	56,891	56,891
Disposals/write-downs	—	—	(2,751)	(2,751)
Reclassification	—	—	(182)	(182)
Impairment (*)	—	—	(122)	(122)
Total	16,714	56,249	263,294	336,257

Accumulated Amortization
Balance as of January 1, 2022	—	(39,553)	(136,926)	(176,479)
Amortization for the year (**)	—	—	(21,502)	(21,502)
Disposals/write-downs	—	—	1,572	1,572
Reclassification	—	—	182	182
Impairment (*)	—	—	—	—
Total	—	(39,553)	(156,674)	(196,227)

Balance as of December 31, 2022	16,714	16,696	106,620	140,030
(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
(*)	See Note No. 38 Impairment of non-financial assets.
(**)	See Note No. 37 Depreciation and Amortization.

Schedule of Goodwill Allocated to Individual Business Segments	Accordingly, for impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:
	2023	2022
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714